GROUP CASH FLOW STATEMENT - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit before taxation		$ 290		$ 235		$ 586
Net interest expense		98		66		74
Depreciation, amortisation and impairment		683		617		567
Loss on disposal of property, plant and equipment and software		18		11		14
Share-based payments expense (equity-settled)		39		40		41
Share of results of associates		30		141		(9)
Gain on disposal of interest in associate		0		0		(75)
Net movement in post-retirement benefit obligations		3		6
Increase in inventories		(178)		(407)		(151)
Increase in trade and other receivables		(49)		(103)		(81)
Increase/(decrease) in trade and other payables and provisions		(105)		(25)		82
Cash generated from operations	[1]	829		581		1,048
Interest received		8		7		6
Interest paid		(104)		(73)		(80)
Income taxes paid		(125)		(47)		(97)
Net cash inflow from operating activities		608		468		877
Cash flows from investing activities
Acquisitions, net of cash acquired		(21)		(113)		(285)
Capital expenditure		(427)		(358)		(408)
Net (purchase)/proceeds from sale of investments				(2)		(2)
Distribution from associate				1		4
Net cash used in investing activities		(448)		(472)		(691)
Cash flows from financing activities
Proceeds from issue of ordinary share capital				1		2
Purchase of own shares				(158)
Payment of capital element of lease liabilities		(52)		(54)		(59)
Proceeds from borrowings due within one year		326
Settlement of borrowings due within one year		(151)		(407)		(267)
Proceeds from borrowings due after one year				485
Settlement of borrowings due after one year				(474)
Proceeds from own shares				5		12
Settlement of currency swaps		4		3		(4)
Equity dividends paid		(327)		(327)		(329)
Net cash used in financing activities		(200)		(926)		(645)
Net decrease in cash and cash equivalents		(40)		(930)		(459)
Cash and cash equivalents at beginning of year		344	[2]	1,285	[2]	1,751
Exchange adjustments		(4)		(11)		(7)
Cash and cash equivalents at end of year	[2]	$ 300		$ 344		$ 1,285

[1]	Includes $124m (2022: $120m, 2021: $108m) of outgoings on restructuring and rationalisation expenses, $16m (2022: $22m, 2021: $28m) of outgoings on acquisition and disposal-related items and $145m outflow (2022: $133m, 2021: $111m) of legal and other items.
[2]	Cash and cash equivalents is net of bank overdrafts of $2m (2022: $6m, 2021: $5m).